Securitizations And Variable Interest Entities (Tables)	6 Months Ended
Sep. 30, 2011
Securitizations And Variable Interest Entities (VIEs) (Abstract)
Fair Value Of Retained Interests

	Billions of yen
	March 31, 2011
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government and government agency bonds	¥—	¥197	¥—	¥197	¥194	¥3
Bank and corporate debt securities	—	—	0	0	—	0
Mortgage and mortgage-backed securities	—	—	2	2	2	—

Total	¥—	¥197	¥2	¥199	¥196	¥3

	Billions of yen
	September 30, 2011
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government and government agency bonds	¥—	¥128	¥—	¥128	¥123	¥5
Bank and corporate debt securities	—	—	0	0	—	0
Mortgage and mortgage-backed securities	—	—	2	2	2	0

Total	¥—	¥128	¥2	¥130	¥125	¥5

	Translation into billions of U.S. dollars
	September 30, 2011
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government and government agency bonds	$—	$1.66	$—	$1.66	$1.60	$0.06
Bank and corporate debt securities	—	—	0.00	0.00	—	0.00
Mortgage and mortgage-backed securities	—	—	0.03	0.03	0.03	0.00

Total	$—	$1.66	$0.03	$1.69	$1.63	$0.06

Fair Value Of The Firm's Retained Interests And The Sensitivity Of This Fair Value

	Billions of yen, except percentages		Translation into billions of U.S. dollars, except percentages
	Material retained interest held(1)
	March 31, 2011	September 30, 2011	September 30, 2011
Fair value of retained interests(1)	¥192	¥121	$1.57
Weighted-average life (Years)	6.3	4.6
Constant prepayment rate	7.1%	17.6%
Impact of 10% adverse change	(0.5)	(1.6)	(0.02)
Impact of 20% adverse change	(1.0)	(2.6)	(0.03)
Discount rate	4.7%	3.8%
Impact of 10% adverse change	(4.3)	(1.9)	(0.02)
Impact of 20% adverse change	(7.4)	(3.2)	(0.04)

(1)

The sensitivity analysis covers the material retained interests held of ¥192 billion out of ¥199 billion as of March 31, 2011 and ¥121 billion ($1.57 billion) out of ¥130 billion ($1.69 million) as of September 30, 2011. Nomura considers the probability of anticipated credit loss from the retained interests which Nomura continuously holds would be minimal.

Type And Carrying Value Of Financial Assets

	Billions of yen		Translation into billions of U.S. dollars
	March 31, 2011	September 30, 2011	September 30, 2011
Assets
Trading assets
Equities	¥89	¥66	$0.85
Debt securities	110	63	0.82
Mortgage and mortgage-backed securities	35	23	0.30
Loans receivable	22	19	0.25

Total	¥256	¥171	$2.22

Liabilities
Long-term borrowings	¥230	¥153	$1.99

Classification Of The Consolidated VIEs' Assets And Liabilities

	Billions of yen			Translation into billions of U.S. dollars
	March 31, 2011	September 30, 2011		September 30, 2011
Consolidated VIE assets
Cash and cash equivalents	¥92	¥68		$0.88
Trading assets
Equities	785	839		10.89
Debt securities	239	155		2.01
Mortgage and mortgage-backed securities	67	65		0.84
Investment trust funds and other	8	0		0.00
Derivatives	10	4		0.06
Private equity investments	1	28		0.37
Securities purchased under agreements to resell	6	5		0.07
Office buildings, land, equipment and facilities(1)	42	165	(3)	2.14	(3)
Other(2)	84	439	(3)	5.69	(3)

Total	¥1,334	¥1,768		$22.95

Consolidated VIE liabilities
Trading liabilities
Debt securities	¥6	¥0		$0.01
Derivatives	32	25		0.33
Securities sold under agreements to repurchase	2	—		—
Borrowings
Short-term borrowings	2	—		—
Long-term borrowings	1,030	1,182		15.34
Other	5	34		0.42

Total	¥1,077	¥1,241		$16.10

(1)	Includes aircraft of ¥30 billion as of March 31, 2011 and ¥17 billion ($0.22 billion) as of September 30, 2011 held by SPEs consolidated due to the adoption of ASC 810 as amended by ASU 2009-17. Certain of these SPEs are mainly engaged in aircraft leasing business.
(2)	Includes aircraft purchase deposits of ¥15 billion as of March 31, 2011 and ¥15 billion ($0.19 billion) as of September 30, 2011. In relation to these aircraft purchase deposits, certain of these SPEs have commitments to purchase aircraft. Please refer to Note 13, "Commitments, contingencies and guarantees" for details.
(3)	Includes real estate and real estate for sale held by SPEs related to a subsidiary newly consolidated during the six months ended September 30, 2011.

Carrying Amount Of Assets And Liabilities Of Unconsolidated VIEs

	Billions of yen
	March 31, 2011
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥80	¥—	¥80
Debt securities	164	—	164
Mortgage and mortgage-backed securities	2,070	—	2,070
Investment trust funds and other	80	—	80
Derivatives	1	8	17
Private equity investments	24	—	24
Loans
Short-term	3	—	3
Long-term	31	—	31
Other	4	—	4
Commitments to extend credit and other guarantees	—	—	17

Total	¥2,457	¥8	¥2,490

	Billions of yen
	September 30, 2011
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥49	¥—	¥49
Debt securities	186	—	186
Mortgage and mortgage-backed securities	2,031	—	2,031
Investment trust funds and other	119	—	119
Derivatives	0	8	25
Private equity investments	21	—	21
Loans
Short-term	3	—	3
Long-term	31	—	31
Other	11	—	11
Commitments to extend credit and other guarantees	—	—	18

Total	¥2,451	¥8	¥2,494

	Translation into billions of U.S. dollars
	September 30, 2011
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	$0.63	$—	$0.63
Debt securities	2.42	—	2.42
Mortgage and mortgage-backed securities	26.36	—	26.36
Investment trust funds and other	1.55	—	1.55
Derivatives	0.00	0.10	0.32
Private equity investments	0.28	—	0.28
Loans
Short-term	0.04	—	0.04
Long-term	0.40	—	0.40
Other	0.14	—	0.14
Commitments to extend credit and other guarantees	—	—	0.23

Total	$31.82	$0.10	$32.37